Reverse Merger (Details) - Apr. 29, 2014 - LipidViro Tech, Inc [Member] - USD ($)	Total
Reverse Merger (Textual)
Reverse merger shares exchanged percentage	92.50%
Reverse merger shares exchanged	23,125,001
Additional consideration recognized as acquisition expenses	$ 275,000
Reverse merger, description	On July 15, 2014 LipidViro changed its name to NAC Global Technologies, Inc.